Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date that the financial statements were available to be issued, which is July 28, 2026. All subsequent events requiring recognition as of March 31, 2026 have been incorporated into these financial statements and there are no other subsequent events that require disclosure in accordance with FASB ASC Topic 855 except the following:

On April 7, 2026, the Company effected a 1-for-150 reverse share split of its ordinary shares (the “Reverse Share Split”), with trading beginning on a split-adjusted basis at the market open on that day. As a result of the Reverse Share Split, (i) every 150 issued and outstanding ordinary shares, par value US$0.001 per share, were automatically combined into one issued and outstanding ordinary share, par value US$0.15 per share; and (ii) the Company’s authorized share capital changed from US$36,010,000 divided into 36,000,000,000 ordinary shares of a par value of US$0.001 each and 10,000,000 preferred shares of a par value of US$0.001 each, to US$36,010,000 divided into 240,000,000 ordinary shares of a par value of US$0.15 each and 10,000,000 preferred shares of a par value of US$0.001 each. The Reverse Share Split was approved by the Company’s board of directors and its shareholders, and the Company filed a Fifth Amended and Restated Memorandum and Articles of Association with the Cayman Islands Registrar of Companies reflecting the Reverse Share Split. All share and per-share amounts, including ordinary shares, share options, warrants, weighted average shares outstanding, and earnings per share, as well as exercise prices and conversion rates, presented in these consolidated financial statements and the accompanying notes have been retrospectively adjusted to reflect the Reverse Share Split for all periods presented. No fractional shares were issued as a result of the Reverse Share Split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number. The Reverse Share Split affects all shareholders uniformly and did not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments resulting from the treatment of fractional shares.

As previously reported, on December 29, 2025, Ridgetech, Inc. (the “Company”) entered into a Sales Agreement (the “Sales Agreement”) with AC Sunshine Securities LLC (“AC Sunshine”), pursuant to which the Company could offer and sell, from time to time, ordinary shares of the Company having an aggregate offering price of up to $200,000,000 (the “ATM Offering”). On July 11, 2026, the Company and AC Sunshine agreed to terminate the Sales Agreement, effective immediately, subject to the completion of any pending settlements in accordance with the terms of the Sales Agreement. As of July 11, 2026, the Company had sold an aggregate of 3,487,171 ordinary shares pursuant to the ATM Offering. As of July 28, 2026 , the Company had 3,629,540 ordinary shares issued and outstanding.

On June 29, 2026, following the approval of the Audit Committee, the Board of Directors of the Company (the “Board”) authorized and designated 2,000,000 Series A Preferred Shares. The Series A Preferred Shares have the rights, preferences, privileges, restrictions and conditions set forth in the Statement of Rights attached to the Subscription Agreement. Each Series A Preferred Share is entitled to 100 votes per share and votes together with the holders of the Company’s ordinary shares as a single class on all matters submitted to a vote of members, unless otherwise required by applicable law or the Company’s memorandum and articles of association. Each Series A Preferred Share is convertible, at the holder’s option, into one ordinary share of the Company, subject to adjustment as provided in the Statement of Rights. In addition, the Series A Preferred Shares are subject to automatic conversion upon certain events, including if the Subscriber (as defined below) ceases to serve as an executive officer or director of the Company or upon the closing of a Board-approved change-of-control transaction. The Series A Preferred Shares are also subject to transfer restrictions and generally may not be transferred without the prior written consent of the Board, subject to limited exceptions for certain tax or estate planning transfers. On July 16, 2026, the Company entered into a Subscription Agreement for Series A Preferred Shares (the “Subscription Agreement”) with Mr. Lingtao Kong, the Chair of the Board (the “Subscriber”). Pursuant to the terms of the Subscription Agreement, the Subscriber agreed to subscribe for an aggregate of 100,000 Series A Preferred Shares of the Company, par value US$0.001 per share, at a subscription price of US$0.001 per share for an aggregate subscription amount of US$100. The Series A Preferred Shares are classified as permanent equity in the Company’s consolidated balance sheet as of the date of issuance, as they do not contain any mandatory redemption features or obligations to settle in cash or other assets. The conversion feature of the Series A Preferred Shares is classified as equity and does not give rise to any derivative liability, as the shares are convertible into a fixed number of ordinary shares at the holder’s option.

On July 28, 2026, the Company entered into a new sales agreement (the “Sales Agreement”) with Pacific Century Securities, LLC. The Sales Agreement contains terms substantially similar to those of the Prior Sales Agreement, with Pacific Century Securities, LLC serving as the agent in place of AC Sunshine. The Company intends to resume its at-the-market offering with Pacific Century Securities, LLC.